Schedule of Investments (unaudited) June 30, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Yamato Holdings Co. Ltd.	9,000	$194,374

Airlines — 0.5%
ANA Holdings Inc.(a)	10,000	227,186
Japan Airlines Co. Ltd.	10,000	180,007

		407,193

Auto Components — 2.4%
Aisin Seiki Co. Ltd.	5,000	145,525
Bridgestone Corp.	16,000	514,474
Daikyonishikawa Corp.	1,000	4,458
Denso Corp.	12,000	467,720
JTEKT Corp.	6,000	46,550
Koito Manufacturing Co. Ltd.	3,000	120,684
NGK Spark Plug Co. Ltd.	4,000	57,246
Nifco Inc./Japan	2,000	42,619
Stanley Electric Co. Ltd.	4,000	96,214
Sumitomo Electric Industries Ltd.	21,000	241,271
Sumitomo Rubber Industries Ltd.	5,000	49,219
Topre Corp.	1,000	11,132
Toyoda Gosei Co. Ltd.	2,000	41,563
Toyota Boshoku Corp.	2,000	26,825
Toyota Industries Corp.	4,000	211,707
TPR Co. Ltd.	1,000	12,421
TS Tech Co. Ltd.	1,000	27,409
Yokohama Rubber Co. Ltd. (The)	3,000	42,100

		2,159,137

Automobiles — 4.0%
Honda Motor Co. Ltd.	44,000	1,123,808
Isuzu Motors Ltd.	16,000	144,346
Mazda Motor Corp.	17,000	101,794
Subaru Corp.	17,000	353,205
Suzuki Motor Corp.	11,000	372,869
Toyota Motor Corp.	21,084	1,321,500
Yamaha Motor Co. Ltd.	8,000	125,170

		3,542,692

Banks — 4.4%
Aozora Bank Ltd.	3,000	52,167
Chiba Bank Ltd. (The)	19,000	89,466
Concordia Financial Group Ltd.	33,000	105,529
Mebuki Financial Group Inc.	28,000	64,884
Mitsubishi UFJ Financial Group Inc.	279,000	1,090,294
Mizuho Financial Group Inc.	750,000	919,034
Resona Holdings Inc.	60,000	204,551
Seven Bank Ltd.	18,000	49,219
Shinsei Bank Ltd.	4,000	48,126
Sumitomo Mitsui Financial Group Inc.	37,000	1,039,848
Sumitomo Mitsui Trust Holdings Inc.	10,004	280,503

		3,943,621

Beverages — 1.2%
Asahi Group Holdings Ltd.	12,000	420,003
Kirin Holdings Co. Ltd.	24,000	505,983
Suntory Beverage & Food Ltd.	4,000	155,907

		1,081,893

Biotechnology — 0.2%
PeptiDream Inc.(a)	3,000	137,368

Building Products — 1.8%
AGC Inc.	5,500	156,254

Security	Shares	Value

Building Products (continued)
Aica Kogyo Co. Ltd.	2,000	$65,533
Daikin Industries Ltd.	7,000	1,124,762
Nichias Corp.	2,000	41,581
Sanwa Holdings Corp.	5,000	44,585
TOTO Ltd.	4,000	152,570

		1,585,285

Capital Markets — 1.3%
Daiwa Securities Group Inc.	44,000	183,406
Japan Exchange Group Inc.	16,000	369,579
Matsui Securities Co. Ltd.	3,000	23,080
Nomura Holdings Inc.	97,000	433,729
SBI Holdings Inc.	6,000	129,471

		1,139,265

Chemicals — 4.4%
Air Water Inc.	5,000	70,492
Asahi Kasei Corp.	36,000	292,178
Daicel Corp.	8,000	61,769
Denka Co. Ltd.	2,000	48,885
DIC Corp.	2,000	50,072
JSR Corp.	5,000	96,399
Kansai Paint Co. Ltd.	6,000	126,412
Kuraray Co. Ltd.	9,000	93,850
Mitsubishi Chemical Holdings Corp.	37,000	215,172
Mitsubishi Gas Chemical Co. Inc.	5,000	75,543
Mitsui Chemicals Inc.	5,000	104,139
Nippon Paint Holdings Co. Ltd.	4,700	341,549
Nissan Chemical Corp.	3,000	153,497
Nitto Denko Corp.	4,000	226,167
NOF Corp.	2,000	69,148
Shin-Etsu Chemical Co. Ltd.	9,500	1,109,074
Showa Denko KK	4,000	89,577
Sumitomo Chemical Co. Ltd.	42,000	125,356
Taiyo Nippon Sanso Corp.	5,000	83,469
Teijin Ltd.	5,000	79,436
Tokai Carbon Co. Ltd.	6,000	56,227
Tokuyama Corp.	1,000	23,469
Toray Industries Inc.	40,000	188,163
Tosoh Corp.	8,000	109,005
Ube Industries Ltd.	3,000	51,499

		3,940,547

Commercial Services & Supplies — 0.8%
Park24 Co. Ltd.	3,000	51,305
Pilot Corp.	1,000	30,356
Secom Co. Ltd.	6,000	524,058
Sohgo Security Services Co. Ltd.	2,000	93,062

		698,781

Construction & Engineering — 1.3%
COMSYS Holdings Corp.	3,000	88,566
Hazama Ando Corp.	5,000	28,873
Kajima Corp.	14,000	166,622
Kumagai Gumi Co. Ltd.	1,000	23,914
Kyowa Exeo Corp.	3,000	71,604
Kyudenko Corp.	1,000	29,476
Maeda Corp.	4,000	30,440
Nippo Corp.	1,000	25,231
Nishimatsu Construction Co. Ltd.	1,000	19,864
Obayashi Corp.	18,000	168,179
Penta-Ocean Construction Co. Ltd.	7,000	37,568
Shimizu Corp.	18,000	147,657

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Sumitomo Mitsui Construction Co. Ltd.	4,020	$17,439
Taisei Corp.	6,000	218,010
Toda Corp.	7,000	45,094
Tokyu Construction Co. Ltd.	2,000	10,344

		1,128,881

Construction Materials — 0.1%
Taiheiyo Cement Corp.	4,000	92,395

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd.	4,000	43,565
Orient Corp.	15,000	16,406

		59,971

Distributors — 0.0%
PALTAC Corp.	1,000	45,929

Diversified Financial Services — 0.8%
Financial Products Group Co. Ltd.	2,000	10,975
Fuyo General Lease Co. Ltd.	1,000	55,522
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,000	66,181
ORIX Corp.	34,000	418,677
Tokyo Century Corp.	1,000	51,073
Zenkoku Hosho Co. Ltd.	2,000	75,080

		677,508

Diversified Telecommunication Services — 1.5%
Nippon Telegraph & Telephone Corp.	56,000	1,305,724

Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	17,000	213,042
Kansai Electric Power Co. Inc. (The)	21,000	203,411
Kyushu Electric Power Co. Inc.	11,000	92,274
Tohoku Electric Power Co. Inc.	14,000	133,142

		641,869

Electrical Equipment — 2.0%
Fuji Electric Co. Ltd.	3,000	81,865
Furukawa Electric Co. Ltd.	2,000	48,366
Mitsubishi Electric Corp.	56,000	726,440
Nidec Corp.	13,200	880,449
Nissin Electric Co. Ltd.	1,000	9,714

		1,746,834

Electronic Equipment, Instruments & Components — 6.1%
Alps Alpine Co. Ltd.	5,000	63,957
Azbil Corp.	3,000	91,347
Daiwabo Holdings Co. Ltd.	1,000	65,255
Hamamatsu Photonics KK	4,000	173,147
Hirose Electric Co. Ltd.	1,007	110,328
Hitachi Ltd.	27,000	851,657
Horiba Ltd.	1,000	52,649
Keyence Corp.	4,044	1,687,921
Kyocera Corp.	8,000	434,907
Murata Manufacturing Co. Ltd.	16,300	954,264
Omron Corp.	5,000	334,616
Shimadzu Corp.	7,000	186,087
Taiyo Yuden Co. Ltd.	2,000	62,010
TDK Corp.	3,000	296,983
Yokogawa Electric Corp.	5,000	77,861

		5,442,989

Energy Equipment & Services — 0.0%
Modec Inc.	1,000	14,145

Security	Shares	Value

Entertainment — 2.7%
Capcom Co. Ltd.	3,000	$109,005
COLOPL Inc.	2,000	18,223
Daiichikosho Co. Ltd.	1,000	29,893
DeNA Co. Ltd.	3,000	37,373
GungHo Online Entertainment Inc.	1,090	19,419
Konami Holdings Corp.	2,000	66,552
Nexon Co. Ltd.	15,000	338,833
Nintendo Co. Ltd.	3,500	1,557,538
Square Enix Holdings Co. Ltd.	3,000	151,272
Toho Co. Ltd.	3,000	108,310

		2,436,418

Food & Staples Retailing — 2.4%
Aeon Co. Ltd.	21,000	487,602
Ain Holdings Inc.	1,000	65,440
Cosmos Pharmaceutical Corp.	400	61,325
Create SD Holdings Co. Ltd.	1,000	31,052
FamilyMart Co. Ltd.	4,000	68,554
Kobe Bussan Co. Ltd.	2,000	112,713
Kusuri no Aoki Holdings Co. Ltd.	500	39,208
Lawson Inc.	1,000	50,146
Matsumotokiyoshi Holdings Co. Ltd.	2,000	72,577
Seven & i Holdings Co. Ltd.	21,000	685,174
Sugi Holdings Co. Ltd.	1,000	67,665
Sundrug Co. Ltd.	2,000	66,182
Tsuruha Holdings Inc.	1,000	137,647
Welcia Holdings Co. Ltd.	1,600	128,878
Yaoko Co. Ltd.	1,000	71,372

		2,145,535

Food Products — 2.0%
Ajinomoto Co. Inc.	12,000	199,323
Ariake Japan Co. Ltd.	300	19,020
Calbee Inc.	3,000	82,949
Ezaki Glico Co. Ltd.	2,000	95,287
Kewpie Corp.	3,000	56,588
Kikkoman Corp.	4,000	192,427
Maruha Nichiro Corp.	1,000	20,457
MEIJI Holdings Co. Ltd.	4,000	318,117
Morinaga & Co. Ltd./Japan	1,000	38,791
NH Foods Ltd.	2,000	80,178
Nichirei Corp.	3,000	87,176
Nippon Suisan Kaisha Ltd.	8,000	34,704
Nissin Foods Holdings Co. Ltd.	2,000	177,040
Toyo Suisan Kaisha Ltd.	3,000	167,679
Yakult Honsha Co. Ltd.	4,000	235,436

		1,805,172

Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	11,000	216,972
Tokyo Gas Co. Ltd.	11,000	263,058

		480,030

Health Care Equipment & Supplies — 3.1%
Asahi Intecc Co. Ltd.	6,000	170,459
Hoya Corp.	11,000	1,046,114
Nihon Kohden Corp.	2,000	67,201
Olympus Corp.	31,000	596,381
Sysmex Corp.	4,000	305,140
Terumo Corp.	16,000	605,237

		2,790,532

Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	6,000	125,189

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Japan Lifeline Co. Ltd.	2,000	$26,380
Medipal Holdings Corp.	6,000	115,456
Ship Healthcare Holdings Inc.	1,000	41,572

		308,597

Health Care Technology — 0.6%
M3 Inc.	12,000	509,987

Hotels, Restaurants & Leisure — 1.2%
KOMEDA Holdings Co. Ltd.	1,000	16,953
McDonald’s Holdings Co. Japan Ltd.(b)	2,000	107,892
Oriental Land Co. Ltd.	5,800	765,556
Resorttrust Inc.	2,000	25,861
Skylark Holdings Co. Ltd.(b)	6,000	95,157
Zensho Holdings Co. Ltd.	3,000	60,509

		1,071,928

Household Durables — 3.6%
Casio Computer Co. Ltd.	5,000	86,666
Fujitsu General Ltd.	2,000	40,914
Haseko Corp.	7,000	88,112
Iida Group Holdings Co. Ltd.	4,000	61,213
Nikon Corp.	9,000	75,247
Panasonic Corp.	64,000	557,394
Pressance Corp.	1,000	10,984
Rinnai Corp.	1,000	83,422
Sekisui Chemical Co. Ltd.	12,000	171,516
Sekisui House Ltd.	19,000	361,473
Sony Corp.	24,000	1,642,638
Sumitomo Forestry Co. Ltd.	4,000	50,165

		3,229,744

Household Products — 0.8%
Lion Corp.	7,000	167,854
Pigeon Corp.	3,400	131,418
Unicharm Corp.	11,000	450,665

		749,937

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	4,000	75,821

Industrial Conglomerates — 0.2%
Keihan Holdings Co. Ltd.	3,000	133,614
TOKAI Holdings Corp.	3,000	27,641

		161,255

Insurance — 2.5%
Dai-ichi Life Holdings Inc.	31,000	368,661
MS&AD Insurance Group Holdings Inc.	14,000	384,242
Sompo Holdings Inc.	10,000	343,607
Sony Financial Holdings Inc.	5,000	120,267
T&D Holdings Inc.	17,000	145,127
Tokio Marine Holdings Inc.	19,000	827,381

		2,189,285

Interactive Media & Services — 0.6%
Dip Corp.	1,000	20,216
Kakaku.com Inc.	4,000	101,182
Mixi Inc.	1,000	17,639
Z Holdings Corp.	75,000	365,667

		504,704

Internet & Direct Marketing Retail — 0.3%
Rakuten Inc.	25,000	219,679
ZOZO Inc.	4,000	88,835

		308,514

Security	Shares	Value

IT Services — 2.6%
Digital Garage Inc.	1,000	$31,793
Fujitsu Ltd.	5,400	631,673
GMO Payment Gateway Inc.	1,000	104,185
Itochu Techno-Solutions Corp.	2,000	74,895
NEC Corp.	6,800	325,865
Nihon Unisys Ltd.	2,000	62,381
Nomura Research Institute Ltd.	8,064	218,782
NS Solutions Corp.	1,000	27,298
NTT Data Corp.	15,000	166,705
Obic Co. Ltd.	2,000	349,817
Otsuka Corp.	3,000	157,946
SCSK Corp.	1,000	48,570
TIS Inc.	6,000	126,468

		2,326,378

Leisure Products — 1.0%
Bandai Namco Holdings Inc.	6,000	315,169
Shimano Inc.	2,000	384,669
Tomy Co. Ltd.	2,000	15,758
Yamaha Corp.	3,000	140,983

		856,579

Machinery — 5.6%
Amada Co. Ltd.	7,000	57,163
Daifuku Co. Ltd.	3,000	261,946
DMG Mori Co. Ltd.	4,000	48,459
FANUC Corp.	5,300	946,174
Harmonic Drive Systems Inc.(b)	1,000	54,781
Hino Motors Ltd.	7,000	47,235
Hitachi Construction Machinery Co. Ltd.	2,000	55,244
IHI Corp.	4,000	57,765
Kawasaki Heavy Industries Ltd.	4,000	57,469
Komatsu Ltd.	25,000	510,613
Kubota Corp.	30,000	447,143
Makita Corp.	7,000	254,020
MINEBEA MITSUMI Inc.	10,000	181,026
MISUMI Group Inc.	7,000	174,797
Mitsubishi Heavy Industries Ltd.	10,000	235,714
Nabtesco Corp.	3,000	92,321
NGK Insulators Ltd.	7,000	96,547
NSK Ltd.	11,000	81,466
OSG Corp.	3,000	45,882
SMC Corp.	1,800	920,647
Sumitomo Heavy Industries Ltd.	3,000	65,208
Takeuchi Manufacturing Co. Ltd.	1,000	16,592
THK Co. Ltd.	3,000	74,079
Yaskawa Electric Corp.	6,000	207,165

		4,989,456

Media — 0.5%
CyberAgent Inc.	3,000	147,101
Dentsu Group Inc.	5,000	118,413
Hakuhodo DY Holdings Inc.	8,000	94,990
Nippon Television Holdings Inc.	5,000	54,039

		414,543

Metals & Mining — 0.7%
Dowa Holdings Co. Ltd.	1,000	30,310
Hitachi Metals Ltd.	6,000	71,354
JFE Holdings Inc.	16,025	114,671
Nippon Light Metal Holdings Co. Ltd.	14,000	24,396
Nippon Steel Corp.	25,004	234,894

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Sumitomo Metal Mining Co. Ltd.	7,000	$195,236

		670,861

Multiline Retail — 0.6%
Izumi Co. Ltd.	1,000	31,608
J Front Retailing Co. Ltd.	7,000	46,587
Marui Group Co. Ltd.	5,000	90,188
Pan Pacific International Holdings Corp.	12,000	263,503
Ryohin Keikaku Co. Ltd.	8,000	113,083
Seria Co. Ltd.	1,000	35,547

		580,516

Oil, Gas & Consumable Fuels — 0.7%
Cosmo Energy Holdings Co. Ltd.	1,000	14,553
ENEOS Holdings Inc.	86,000	304,509
Idemitsu Kosan Co. Ltd.	6,000	127,191
Inpex Corp.	30,000	185,447
Iwatani Corp.	1,000	34,945

		666,645

Paper & Forest Products — 0.1%
Oji Holdings Corp.	23,000	106,808

Personal Products — 2.3%
Kao Corp.	13,000	1,029,059
Kobayashi Pharmaceutical Co. Ltd.	1,700	149,381
Kose Corp.	1,000	120,128
Pola Orbis Holdings Inc.	2,000	34,778
Shiseido Co. Ltd.	11,000	696,899

		2,030,245

Pharmaceuticals — 7.7%
Astellas Pharma Inc.	48,040	801,298
Chugai Pharmaceutical Co. Ltd.	18,000	961,858
Daiichi Sankyo Co. Ltd.	16,003	1,306,228
Eisai Co. Ltd.	7,000	554,498
Hisamitsu Pharmaceutical Co. Inc.	2,000	107,707
Kaken Pharmaceutical Co. Ltd.	1,000	51,073
Kyowa Kirin Co. Ltd.	6,000	157,334
Nippon Shinyaku Co. Ltd.	1,200	97,548
Ono Pharmaceutical Co. Ltd.	13,000	378,005
Otsuka Holdings Co. Ltd.	11,000	479,112
Santen Pharmaceutical Co. Ltd.	10,000	183,807
Sawai Pharmaceutical Co. Ltd.	1,000	51,351
Shionogi & Co. Ltd.	7,000	437,966
Sumitomo Dainippon Pharma Co. Ltd.	4,000	55,244
Takeda Pharmaceutical Co. Ltd.	35,000	1,248,366

		6,871,395

Professional Services — 2.0%
Benefit One Inc.	2,000	40,135
en-japan Inc.	1,000	24,619
Meitec Corp.	1,000	48,107
Nihon M&A Center Inc.	4,000	180,563
Outsourcing Inc.	3,000	18,909
Persol Holdings Co. Ltd.	5,000	68,591
Recruit Holdings Co. Ltd.	38,000	1,296,899
SMS Co. Ltd.	2,000	44,807
TechnoPro Holdings Inc.	1,000	57,005
UT Group Co. Ltd.(a)(b)	1,000	22,719

		1,802,354

Real Estate Management & Development — 2.8%
Aeon Mall Co. Ltd.	3,000	39,765
Daito Trust Construction Co. Ltd.	2,000	183,696

Security	Shares	Value

Real Estate Management & Development (continued)
Daiwa House Industry Co. Ltd.	17,000	$400,556
Hulic Co. Ltd.	12,000	112,564
Ichigo Inc.	7,000	17,519
Mitsubishi Estate Co. Ltd.	39,000	579,297
Mitsui Fudosan Co. Ltd.	27,000	477,884
Nomura Real Estate Holdings Inc.	3,000	55,615
Open House Co. Ltd.	2,000	68,406
Relo Group Inc.	3,000	56,393
Starts Corp. Inc.	1,000	20,466
Sumitomo Realty & Development Co. Ltd.	12,000	329,573
Tokyo Tatemono Co. Ltd.	6,000	68,740
Tokyu Fudosan Holdings Corp.	15,000	70,075

		2,480,549

Road & Rail — 4.0%
Central Japan Railway Co.	4,700	727,098
East Japan Railway Co.	10,000	692,775
Hankyu Hanshin Holdings Inc.	7,000	236,502
Hitachi Transport System Ltd.	1,000	26,695
Keio Corp.	3,000	171,293
Keisei Electric Railway Co. Ltd.	4,000	125,133
Kintetsu Group Holdings Co. Ltd.	5,000	224,545
Nagoya Railroad Co. Ltd.	6,000	169,347
Nippon Express Co. Ltd.	2,000	103,443
Odakyu Electric Railway Co. Ltd.	8,000	196,580
Sankyu Inc.	1,000	37,540
Seibu Holdings Inc.	8,000	86,833
Sotetsu Holdings Inc.	2,000	53,353
Tobu Railway Co. Ltd.	6,000	198,267
Tokyu Corp.	14,000	196,858
West Japan Railway Co.	5,000	280,206

		3,526,468

Semiconductors & Semiconductor Equipment — 2.1%
Advantest Corp.	4,000	226,908
Disco Corp.	800	193,465
Lasertec Corp.	2,400	226,018
Renesas Electronics Corp.(a)	27,000	137,897
SCREEN Holdings Co. Ltd.	1,000	46,624
SUMCO Corp.	7,000	106,994
Tokyo Electron Ltd.	3,500	857,765
Tokyo Seimitsu Co. Ltd.	1,000	31,886
Ulvac Inc.	1,000	28,827

		1,856,384

Software — 0.3%
Oracle Corp. Japan	1,000	117,903
Trend Micro Inc.	2,200	122,761

		240,664

Specialty Retail — 1.6%
ABC-Mart Inc.	1,000	58,488
Bic Camera Inc.	3,000	31,756
Fast Retailing Co. Ltd.	800	457,524
Hikari Tsushin Inc.	600	136,534
K’s Holdings Corp.	5,000	68,036
Nitori Holdings Co. Ltd.	2,300	450,364
Shimamura Co. Ltd.	1,000	67,665
United Arrows Ltd.	1,000	16,888
USS Co. Ltd.	6,000	95,824
Workman Co. Ltd.	600	52,667

		1,435,746

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 1.0%
Brother Industries Ltd.	7,000	$126,004
Canon Inc.	30,050	594,538
Elecom Co. Ltd.	1,000	48,756
Konica Minolta Inc.	12,000	41,377
Seiko Epson Corp.	7,000	80,002
Toshiba TEC Corp.	1,000	38,189

		928,866

Textiles, Apparel & Luxury Goods — 0.1%
Goldwin Inc.	1,000	65,255

Tobacco — 0.7%
Japan Tobacco Inc.	32,000	593,669

Trading Companies & Distributors — 3.8%
ITOCHU Corp.	38,000	817,695
Kanamoto Co. Ltd.	1,000	21,829
Kanematsu Corp.	2,000	23,877
Marubeni Corp.	58,000	262,085
Mitsubishi Corp.	37,300	784,826
Mitsui & Co. Ltd.	48,000	709,422
MonotaRO Co. Ltd.	4,000	160,171
Sojitz Corp.	30,000	65,347
Sumitomo Corp.	35,000	400,496
Toyota Tsusho Corp.	6,000	151,773

		3,397,521

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	2,000	85,091

Wireless Telecommunication Services — 4.0%
KDDI Corp.	41,000	1,229,031

Security	Shares	Value

Wireless Telecommunication Services (continued)
NTT Docomo Inc.	40,000	$1,068,545
SoftBank Group Corp.	26,000	1,313,436

		3,611,012

Total Common Stocks — 99.0% (Cost: $84,747,027)		88,290,865

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.52%(c)(d)(e)	295,766	296,150
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.13%(c)(d)	43,000	43,000

		339,150

Total Short-Term Investments — 0.4% (Cost: $338,594)		339,150

Total Investments in Securities — 99.4% (Cost: $85,085,621)		88,630,015

Other Assets, Less Liabilities — 0.6%		509,004

Net Assets — 100.0%		$89,139,019

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	233,718	62,048	295,766	$296,150	$1,405	(b)	$76		$393
BlackRock Cash Funds: Treasury, SL Agency Shares	53,000	(10,000)	43,000	43,000	19		—		—

				$339,150	$1,424		$76		$393

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	57	09/10/20	$823	$(37,711)

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® JPX-Nikkei 400 ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$88,290,865	$—	$—	$88,290,865
Money Market Funds	339,150	—	—	339,150

	$88,630,015	$—	$—	$88,630,015

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(37,711)	$—	$—	$(37,711)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.